Loan Receivable from Third Parties (Details) - USD ($)			3 Months Ended
	Jun. 16, 2026	Dec. 15, 2025	Sep. 29, 2026	Jun. 30, 2026	Dec. 31, 2025	[1]
Loan Receivable From Third Parties [Line Items]
Loan receivable				$ 18,794,286	$ 16,996,022
Xinyi International Group., Ltd. [Member]
Loan Receivable From Third Parties [Line Items]
Fair value of transaction		$ 8,496,022
Contractual term		12 months
Hesheng International Group., Ltd. [Member]
Loan Receivable From Third Parties [Line Items]
Loan receivable				$ 200,000
Fair value of transaction		$ 8,500,000
Contractual term		12 months
Hongyu Wang [Member]
Loan Receivable From Third Parties [Line Items]
Interest rate	8.00%
Fair value of transaction	$ 1,998,264		$ 2,000,000
Contractual term	12 months

[1]	Certain prior-period amounts have been reclassified for discontinued operations presentation, with corresponding explanation in Note 4